INVESTMENTS - Other-than-temporary impairment (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INVESTMENTS
Loss from impairment of long-term investment (Note 9)	¥ 0	¥ 33,000,000	¥ 0
Dining Secretary
INVESTMENTS
Loss from impairment of long-term investment (Note 9)		¥ 33,000,000